Matson Money | Free Market International Equity Fund
FREE MARKET INTERNATIONAL EQUITY FUND FMNEX
Investment Objective
The Free Market International Equity Fund (for this section only, the "Fund") seeks long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Matson Money Free Market International Equity Fund Institutional Class
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.46%	[1]
Total Annual Fund Operating Expenses	1.03%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Matson Money | Free Market International Equity Fund | Institutional Class | USD ($)	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2018, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the "Emerging Markets Asset Classes"): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries, including frontier markets (emerging market countries in an earlier stage of development). The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. The thresholds will vary by country or region, and the dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Summary of Principal Risks

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the Fund invests. These risks may adversely affect the Fund's net asset value ("NAV") and investment performance. The Fund is subject to the following principal risks:

•  The value of particular foreign equity securities which the Fund's underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

•  Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

•  The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

•  Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

•  Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•  Investments in emerging market securities by underlying investment companies in which the Fund invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics. The foregoing risks may be greater in frontier markets, which are among the smallest and least mature investment markets.

•  Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Fund may be adversely affected.

•  The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

•  Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

•  There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

•  The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

•  The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the section entitled “More About Each Fund's Investments and Risks.”

Performance Information

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 33.53% (quarter ended June 30, 2009)
Worst Quarter: -22.38% (quarter ended September 30, 2011)
Year to Date Total Return as of September 30, 2018: -5.61%

Average Annual Total Returns for the Periods Ended December 31, 2017

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Average Annual Total Returns - Matson Money - Free Market International Equity Fund		1 Year	5 Years	10 Years
Institutional Class		27.74%	9.06%	4.24%
Institutional Class | After Taxes on Distributions	[1]	26.65%	8.07%	3.58%
Institutional Class | After Taxes on Distributions and Sales	[1]	16.38%	6.93%	3.23%
MSCI World (excluding U.S.) Index (reflects no deduction for fees, expenses or taxes)		24.21%	7.46%	1.87%
Composite Index	[2]	29.10%	8.10%	2.76%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."